SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Debt Fund
(the "Fund")

Supplement Dated October 29, 2018
to the Class F Prospectus dated January 31, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Emerging Markets Debt Fund

In the Fund Summary for the Emerging Markets Debt Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Colchester Global Investors Ltd	Ian Sims	Since 2018	Chairman and Chief Investment Officer
	Keith Lloyd, CFA	Since 2018	Chief Executive Officer and Deputy Chief Investment Officer
	Cian O'Brien	Since 2018	Investment Officer
	Paul Grice	Since 2018	Senior Investment Officer
Marathon Asset Management, L.P.	Lou Hanover	Since 2018	CIO & Co-Managing Partner, Co-Founder of Marathon
	Gaby Szpigiel	Since 2018	Partner & Head of Emerging Markets
	Andrew Szmulewicz	Since 2018	Managing Director, Portfolio Manager & Strategist

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Emerging Markets Debt Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Colchester Global Investors Ltd.: Colchester Global Investors Ltd (Colchester), located at Heathcoat House, 20 Savile Row, London, United Kingdom W1S 3PR, serves as a Sub-Adviser to the Emerging Markets Debt Fund. A team of investment professionals manages the portion of the Emerging Markets Debt Fund's assets allocated to Colchester. Ian Sims is the Chairman and Chief Investment Officer of Colchester. Mr. Sims founded the firm in 1999 and is responsible for the strategic direction of the firm. Mr. Sims oversees the management of the firm's assets globally as Chief Investment Officer and has final say on any investment matter. Prior to Colchester, Mr. Sims was founder and Chief Investment Officer for Global Fixed Income at Delaware International Advisors, Ltd., subsequently renamed Mondrian, where he worked for nearly 10 years. Mr. Sims' previous work experience includes fixed income portfolio management at Royal Bank of Canada and Hill Samuel Investment Advisers. Mr. Sims has authored a widely read publication on the use of real yields in global bond management. Mr. Sims holds a B.Sc. in Economics from Leicester University and an M.Sc. in Statistics from Newcastle University.

Keith Lloyd, CFA, is the Chief Executive Officer and Deputy Chief Investment Officer of Colchester and has been with the firm since its inception. Mr. Lloyd manages the Investment and Operations teams and oversees investment research, portfolio construction and implementation on a day to day basis. Mr. Lloyd regularly contributes his insights to Investment Outlook papers. Prior to Colchester, Mr. Lloyd spent eight years in the World Bank's Investment Department managing global real and leveraged money as a lead fixed income portfolio manager, senior investment strategist and proprietary trader. Mr. Lloyd's previous work experience includes seven years with the Reserve Bank of New Zealand as an economist where he served on its policy-making committee. Mr. Lloyd began his career in 1983 as an international macro-monetary economist and Investment Manager. Mr. Lloyd has authored several exchange and interest rate papers. Mr. Lloyd is a CFA charter holder and has a B.A. in Economics from Massey University and an M.Sc. in Economics from the London School of Economics.

Paul Grice is a Senior Investment Officer at Colchester Global Investors and has been with the firm since 2011. Paul manages portfolios and monitors risk on a daily basis as well as conducting fundamental research. Paul is a CFA charter holder and began his financial career in 1983. Over the last 25 years he has managed bonds and currencies at a selection of London based fund management firms including Daiwa, Lombard Odier and F&C.

Cian O'Brien is an Investment Officer at Colchester Global Investors and has been with the firm since 2013. Cian manages portfolios, monitors risk on a daily basis and conducts fundamental economic research with a particular focus on Europe. He began his career in 2002 with the Central Bank of Ireland before moving to Bank of Ireland Asset Management. In 2011 he joined State Street Global Advisors (SSgA) in London where he was a senior portfolio manager on the active global fixed income team. Cian graduated from University College Cork with a degree in Commerce and also obtained a Masters in Investment and Treasury from Dublin City University. He is a CFA charterholder and a member of the CFA Society of the UK.

Marathon Asset Management, L.P.: Marathon Asset Management, L.P. (Marathon), located at One Bryant Park, 38th Floor, New York, New York 10036, serves as a Sub-Adviser to the Emerging Markets Debt Fund. A team of investment professionals manages the portion of the Emerging Markets Debt Fund's assets allocated to Marathon. Lou Hanover, CIO & Co-Managing Partner, Co-Founder of Marathon, has been with Marathon since its founding in 1998. Mr. Hanover oversees Marathon's portfolio managers and their investment activities. His responsibilities also include managing risk on a firm-wide basis, as well as serving as Senior Portfolio Manager for the firm's multi-strategy credit investment funds and separate accounts. Gaby Szpigiel is a Partner & Head of Marathon's Emerging Markets Group. Mr. Szpigiel joined Marathon in September of 2003 and is responsible for asset management of sovereign and corporate credit, local markets and equities (including distressed debt and special situations) across Latin America, Asia, EMEA and the Middle East and Africa. Andrew Szmulewicz is a Managing Director, Portfolio Manager & Strategist in Marathon's Emerging Markets Group. Mr. Szmulewicz joined Marathon in August of 2014 and is responsible for the development of new Emerging Market strategies from a technical perspective. Mr. Szmulewicz spent 9 years at J.P. Morgan Chase prior to joining Marathon.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1192 (10/18)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Debt Fund
(the "Fund")

Supplement Dated October 29, 2018
to the Class Y Prospectus dated January 31, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Emerging Markets Debt Fund

In the Fund Summary for the Emerging Markets Debt Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Colchester Global Investors Ltd	Ian Sims	Since 2018	Chairman and Chief Investment Officer
	Keith Lloyd, CFA	Since 2018	Chief Executive Officer and Deputy Chief Investment Officer
	Cian O'Brien	Since 2018	Investment Officer
	Paul Grice	Since 2018	Senior Investment Officer
Marathon Asset Management, L.P.	Lou Hanover	Since 2018	CIO & Co-Managing Partner, Co-Founder of Marathon
	Gaby Szpigiel	Since 2018	Partner & Head of Emerging Markets
	Andrew Szmulewicz	Since 2018	Managing Director, Portfolio Manager & Strategist

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Emerging Markets Debt Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Colchester Global Investors Ltd.: Colchester Global Investors Ltd (Colchester), located at Heathcoat House, 20 Savile Row, London, United Kingdom W1S 3PR, serves as a Sub-Adviser to the Emerging Markets Debt Fund. A team of investment professionals manages the portion of the Emerging Markets Debt Fund's assets allocated to Colchester. Ian Sims is the Chairman and Chief Investment Officer of Colchester. Mr. Sims founded the firm in 1999 and is responsible for the strategic direction of the firm. Mr. Sims oversees the management of the firm's assets globally as Chief Investment Officer and has final say on any investment matter. Prior to Colchester, Mr. Sims was founder and Chief Investment Officer for Global Fixed Income at Delaware International Advisors, Ltd., subsequently renamed Mondrian, where he worked for nearly 10 years. Mr. Sims' previous work experience includes fixed income portfolio management at Royal Bank of Canada and Hill Samuel Investment Advisers. Mr. Sims has authored a widely read publication on the use of real yields in global bond management. Mr. Sims holds a B.Sc. in Economics from Leicester University and an M.Sc. in Statistics from Newcastle University.

Keith Lloyd, CFA, is the Chief Executive Officer and Deputy Chief Investment Officer of Colchester and has been with the firm since its inception. Mr. Lloyd manages the Investment and Operations teams and oversees investment research, portfolio construction and implementation on a day to day basis. Mr. Lloyd regularly contributes his insights to Investment Outlook papers. Prior to Colchester, Mr. Lloyd spent eight years in the World Bank's Investment Department managing global real and leveraged money as a lead fixed income portfolio manager, senior investment strategist and proprietary trader. Mr. Lloyd's previous work experience includes seven years with the Reserve Bank of New Zealand as an economist where he served on its policy-making committee. Mr. Lloyd began his career in 1983 as an international macro-monetary economist and Investment Manager. Mr. Lloyd has authored several exchange and interest rate papers. Mr. Lloyd is a CFA charter holder and has a B.A. in Economics from Massey University and an M.Sc. in Economics from the London School of Economics.

Paul Grice is a Senior Investment Officer at Colchester Global Investors and has been with the firm since 2011. Paul manages portfolios and monitors risk on a daily basis as well as conducting fundamental research. Paul is a CFA charter holder and began his financial career in 1983. Over the last 25 years he has managed bonds and currencies at a selection of London based fund management firms including Daiwa, Lombard Odier and F&C.

Cian O'Brien is an Investment Officer at Colchester Global Investors and has been with the firm since 2013. Cian manages portfolios, monitors risk on a daily basis and conducts fundamental economic research with a particular focus on Europe. He began his career in 2002 with the Central Bank of Ireland before moving to Bank of Ireland Asset Management. In 2011 he joined State Street Global Advisors (SSgA) in London where he was a senior portfolio manager on the active global fixed income team. Cian graduated from University College Cork with a degree in Commerce and also obtained a Masters in Investment and Treasury from Dublin City University. He is a CFA charterholder and a member of the CFA Society of the UK.

Marathon Asset Management, L.P.: Marathon Asset Management, L.P. (Marathon), located at One Bryant Park, 38th Floor, New York, New York 10036, serves as a Sub-Adviser to the Emerging Markets Debt Fund. A team of investment professionals manages the portion of the Emerging Markets Debt Fund's assets allocated to Marathon. Lou Hanover, CIO & Co-Managing Partner, Co-Founder of Marathon, has been with Marathon since its founding in 1998. Mr. Hanover oversees Marathon's portfolio managers and their investment activities. His responsibilities also include managing risk on a firm-wide basis, as well as serving as Senior Portfolio Manager for the firm's multi-strategy credit investment funds and separate accounts. Gaby Szpigiel is a Partner & Head of Marathon's Emerging Markets Group. Mr. Szpigiel joined Marathon in September of 2003 and is responsible for asset management of sovereign and corporate credit, local markets and equities (including distressed debt and special situations) across Latin America, Asia, EMEA and the Middle East and Africa. Andrew Szmulewicz is a Managing Director, Portfolio Manager & Strategist in Marathon's Emerging Markets Group. Mr. Szmulewicz joined Marathon in August of 2014 and is responsible for the development of new Emerging Market strategies from a technical perspective. Mr. Szmulewicz spent 9 years at J.P. Morgan Chase prior to joining Marathon.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1193 (10/18)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Debt Fund
(the "Fund")

Supplement Dated October 29, 2018
to the Statement of Additional Information ("SAI") dated January 31, 2018, as amended on
April 19, 2018 and July 9, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management of the Fund

Under the section titled "The Adviser and The Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

MARATHON ASSET MANAGEMENT, L.P.—Marathon Asset Management, L.P. ("Marathon") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Debt Fund. Marathon was formed in 1998 by Bruce Richards (Chairman and Chief Executive Officer) and Louis Hanover (Chief Investment Officer). In 2003, Marathon became an SEC-registered investment adviser in the U.S. In 2009, Marathon was one of nine managers selected by the U.S. Treasury to manage assets for the Public Private Investment Program ("PPIP"). In June 2016, Marathon was pleased to announce that Blackstone Strategic Capital Holdings Fund, a vehicle managed by Blackstone Alternative Asset Management, acquired a passive, minority interest in Marathon. Marathon maintains autonomy over its business management, operations, and investment processes.

In addition, under the same heading, under the sub-heading titled "Colchester Global Investors Ltd," the reference to "International Fixed Income Fund" is hereby deleted and replaced with "International Fixed Income and Emerging Markets Debt Funds."

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Marathon

Compensation. SIMC pays Marathon a fee based on the assets under management of the Emerging Markets Debt Fund as set forth in an investment sub-advisory agreement between Marathon and SIMC. Marathon pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Debt Fund. Such compensation consists of an annual salary and a discretionary year-end bonus for Marathon's employees. The following information relates to the period ended June 30, 2018.

Ownership of Fund Shares. As of June 30, 2018, Marathon's portfolio managers did not beneficially own any shares of the Emerging Markets Debt Fund.

Other Accounts. As of June 30, 2018, in addition to the Emerging Markets Debt Fund, Marathon's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Gaby Szpigiel	0	$0	15		$3,317.84	2		$834.57
	0	$0	11	*	$2,883.14	1	*	$45.73
Lou Hanover	0	$0	85		$15,465.69	9		$1,821.42
	0	$0	70	*	$14,180.54	6	*	$525.57
Andrew Szmulewicz	0	$0	15		$3,317.84	2		$834.57
	0	$0	11	*	$2,883.14	1	*	$45.73

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Please note that the number of accounts and corresponding AUM listed in the above table includes each individual entity related to that fund or account. For instance, in the case of a master fund with two related feeders, Marathon has counted three accounts.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Emerging Markets Debt Fund, which may have different investment guidelines and objectives. In addition to the Emerging Markets Debt Fund, these accounts may include accounts of registered investment companies for which Marathon serves as sub-advisor, private pooled investment vehicles and other accounts. Marathon has adopted aggregation and allocation of investments procedures designed to ensure that all of its clients are treated fairly and equitably over time and to prevent this form of conflict from influencing the allocation of investment opportunities among its clients. As a general matter, Marathon will offer clients the right to participate in all investment opportunities that it determines are appropriate for the client in view of relative amounts of capital available for new investments, each client's investment program, and the then current portfolios of its clients at the time an allocation decision is made. As a result, in certain situations priority or weighted allocations can be expected to occur in respect of certain accounts, including but not limited to situations where clients have differing: (A) portfolio concentrations with respect to geography, asset class, issuer, sector or rating, (B) investment restrictions, (C) tax or regulatory limitations, (D) leverage limitations or volatility targets, (E) ramp up or ramp down scenarios or (F) counterparty relationships. Marathon maintains conflicts of interest policies and procedures containing provisions designed to prevent potential conflicts related to personal trading, allocation, and fees among other potential conflicts of interest. Such potential conflicts and others are disclosed in Marathon's Form ADV Part 2A filing.

In addition, under the same heading, under the sub-heading titled "Colchester" the paragraphs thereunder are hereby deleted and replaced with the following:

Colchester

Compensation. SIMC pays Colchester a fee based on the assets under management of the International Fixed Income and Emerging Markets Debt Funds as set forth in an investment sub-advisory agreement between Colchester and SIMC. Colchester pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Fixed Income and Emerging Markets Debt Funds. The following information relates to the period ended June 30, 2018.

Ownership of Fund Shares. As of June 30, 2018, Colchester's portfolio managers did not beneficially own any shares of the International Fixed Income or Emerging Markets Debt Funds.

Other Accounts. As of June 30, 2018, in addition to the International Fixed Income and Emerging Markets Debt Funds, Colchester's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies**		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager†	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Ian Sims	4	$463	21	$9,417	95		$31,964
	0	$0	0	$0	15	*	$11,128
Keith Lloyd, CFA	4	$463	21	$9,417	95		$31,964
	0	$0	0	$0	15	*	$11,128
Cian O'Brien	4	$463	21	$9,417	95		$31,964
	0	$0	0	$0	15	*	$11,128
Paul Grice	4	$463	21	$9,417	95		$31,964
	0	$0	0	$0	15	*	$11,128

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  Colchester sub-advises 2 accounts for a registered investment company but does not consider itself to have day to day responsibility for those funds.

†  Colchester utilizes a team-based approach to portfolio management, and each of the portfolio managers listed above are jointly responsible for the management of a portion of the accounts listed in each category.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the International Fixed Income and Emerging Markets Debt Funds, which may have different investment guidelines and objectives. In addition to the International Fixed Income and Emerging Markets Debt Funds, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Colchester's management of the International Fixed Income and Emerging Markets Debt Funds and other accounts, which, in theory, may allow Colchester to allocate investment opportunities in a way that favors other accounts over the International Fixed Income or Emerging Markets Debt Funds. This conflict of interest may be exacerbated to the extent that Colchester or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the International Fixed Income and Emerging Markets Debt Funds. Colchester (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the International Fixed Income and Emerging Markets Debt Funds. To the extent a particular investment is suitable for both the International Fixed Income and Emerging Markets Debt Funds and the other accounts, such investments will be allocated between the International Fixed Income and Emerging Markets

Debt Funds and the other accounts in a manner that Colchester determines is fair and equitable under the circumstances to all clients, including the International Fixed Income and Emerging Markets Debt Funds.

To address and manage these potential conflicts of interest, Colchester has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1194 (10/18)